INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES

NOTE 12. TAXATION

a)	Corporate Income Taxes

HUSN is incorporated in the BVI. Under the current law of the BVI, HUSN is not subject to tax on income or capital gains. Additionally, if dividends are paid by HUSN to its shareholders, no BVI withholding tax will be imposed.

Hudson Capital USA Inc., Hudson Capital Merger Sub I Inc. and Hudson Capital Merger Sub II Inc. were incorporated in the United States and are subject to taxes in the United States. They have evaluated their respective income tax positions and have determined that they do not have any uncertain tax positions. They will recognize interest and penalties related to any uncertain tax positions through their income tax expense.

Hudson Capital Merger Sub I Inc. and Hudson Capital Merger Sub II Inc. are subject to franchise tax filing requirements in the State of Delaware.

HKIFS and HKSQ were incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the financial statements as HKFS and HKSQ has no assessable profits for the years ended December 31, 2021, 2020 and 2019.

The HUSN’s PRC subsidiary, Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. Kashgar Sheng Ying Xin, which was incorporated in Kashgar City, Xinjiang Autonomous Region in People’s Republic of China, is exempted from income tax from its inception to December 31, 2021 and is subject to a tax rate of 25% after December 31, 2021.

The components of the income tax expense are as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Current	$-	$-	$7,243
Deferred	-	-	-
Total	$-	$-	$7,243

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2021, 2020, and 2019 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
(Loss) before income taxes	$(2,145,530)	$(9,075,353)	$(61,988,515)
PRC statutory EIT rate	25%	25%	25%
Income tax (benefit) computed at statutory EIT rate	(536,383)	(2,268,838)	(15,497,129)
Reconciling items:
Valuation allowance	-	-	1,798,398
Effect of tax holidays	-	109,630	93,455
Temporary difference	536,383	2,133,790	13,369,701
Permanent difference	-	25,418	242,818
Income tax (benefit) expense	$-	$-	$7,243

b)	Deferred Taxes

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2021	As of December 31, 2020

Deferred income tax assets
Net operating loss carry forwards	$-	$-
Total Deferred income tax assets	-	-
Less: Valuation allowance	-	-
Net deferred income tax assets	$-	$-

	As of December 31, 2021	As of December 31, 2020
Deferred income tax liabilities
Intangible assets from business combination	$-	$-
Total deferred income tax liabilities	$-	$-

The Company’s NOL was mainly from the Company’s VIE and subsidiaries’ cumulative net operating losses (“NOL”) of approximately $149,536 and $252,483 as of December 31, 2021 and 2020, respectively. Management considers projected future losses outweighs other factors and made a full allowance of related deferred tax assets.

c)	Taxes Payable

Yingxin Yijia, CIFS (Xiamen) Financial Leasing and its variable interest entities, Sheng Ying Xin and its subsidiaries, who provided services in China and therefore are subject to Chinese value-added tax (“VAT”). Sales revenue represents the invoiced value of services, net of the VAT. Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer with VAT of 6%. Kashgar Sheng Ying Xin is subject VAT of 4.5% (75% of general taxpayer’s rate of 6%), which is a tax holiday for enterprises established in Kashgar. Both FuhuiSZ and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at 3%. Furthermore, VAT payable of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.

Taxes payable consisted of the following:

	As of December 31, 2021	As of December 31, 2020

Corporate income tax payable	$-	$805,117
Value added tax payable	-	202,395
Other surtaxes payable	-	45,737
Total	$-	$1,053,249

Freight App Inc [Member]
INCOME TAXES

NOTE 13 – INCOME TAXES

Income tax expense consists of the following components:

	December 31, 2021	December 31, 2020
Current
Federal	$-	$-
State	-	-
Foreign	40,264	23,051
Total Current	40,264	23,051
	-	-
Deferred
Federal	$-	$-
State	-	-
Total Deferred	-	-

Income tax expense	$40,264	$23,051

The Company’s provision for income taxes for the years ended December 31, 2021 and 2020 is based on the estimated annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for and years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Loss before income tax provision	$(8,160,541)	$(5,828,925)
Income tax provision	40,264	23,051
Effective tax rate	-0.49%	-0.40%

The difference between the Company’s effective tax rate for and years ended December 31, 2021 and 2020 and the US statutory rate of 21% primarily relates to nondeductible expenses, state income taxes (net of federal benefit), a net increase in valuation allowances and certain discrete items.

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

	December 31, 2021
Income tax expense (benefit) at federal statutory rate	$(1,713,714)	21.00%
State and local income taxes net of federal tax benefit	(21,754)	0.27%
Change in valuation allowance	2,295,280	-28.13%
Return to provision adjustments	5,119	-0.06%
Permanent differences	(528,281)	6.47%
Other - net	3,614	-0.04%
Income tax expense (benefit)	$40,264	-0.49%

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 13 – INCOME TAXES (CONTINUED)

At December 31, 2021 and December 31, 2020, the Company had federal net operating losses (“NOLs”) in the amount of $22,135,733 and $12,892,095 respectively, which are offset fully by a valuation allowance. These NOLs expire from 2035 to 2037 or have indefinite lives as follows. However, the Tax Cuts & Jobs Act of 2017 limits the amount of net operating loss utilized each year after December 31, 2020 to 80% of taxable income.

12/31/2035	$35,945
12/31/2036	836,622
12/31/2037	1,922,017
Indefinite	19,341,149
Total	$22,135,733

The Company is in process of evaluating the effects that a change in ownership under Internal Revenue Code Section 382 may limit the potential utilization of its NOLs going forward.

Temporary differences which give rise to a significant portion of deferred tax assets are as follows:

	December 31, 2021	December 31, 2020
Accrued expenses	$214,397	$9,456
Fixed and intangible assets	(75,900)	(93,694)
Allowance for doubtful accounts	16,678	-
Warrant amortization	96,165	-
Net operating loss - Federal	4,648,504	2,707,117
Net operating loss - States	134,113	115,798
	5,033,957	2,738,677
Less: Valuation allowance	(5,033,957)	(2,738,677)
Net deferred tax asset	$-	$-

In making this determination, the Company is required to give significant weight to evidence that can be objectively verified. It is generally difficult to conclude that a valuation allowance is not needed when there is significant negative evidence, such as cumulative losses in recent years. Forecasts of future taxable income are considered to be less objective than past results. At December 31, 2021 and December 31, 2020, the Company maintains a full valuation allowance against its deferred tax assets.

Income tax expense is recorded using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between amounts reported for income tax purposes and financial statement purposes, using current tax rates. A valuation allowance is recognized if it is anticipated that some or all of a deferred tax asset will not be realized. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent that the Company believes that recovery is not likely, it must establish a valuation allowance. Significant management judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and any valuation allowance recorded against net deferred tax assets.

None of the Company’s Federal or state income tax returns are currently under examination by the Internal Revenue Service (“IRS”) or state authorities. However, the 2017-2020 remain open to examination as the statute of limitations has not yet expired.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020